UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-22263

                               FaithShares Trust
               (Exact name of registrant as specified in charter)

                                    ________

                           Thompson S. Phillips, Jr.
                               J. Garrett Stevens
                          3555 Northwest 58(th) Street
                                   Suite 410
                            Oklahoma City, OK 73112
              (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 405-778-8377

                     Date of fiscal year end: July 31, 2010

                    Date of reporting period: July 31, 2010

Item 1. Reports to Stockholders.



================================================================================






                                 [LOGO OMITTED]

                                  FAITH SHARES


                                 ANNUAL REPORT

                                 JULY 31, 2010

                      FAITHSHARES BAPTIST VALUES FUND ETF
                      FAITHSHARES CATHOLIC VALUES FUND ETF
                     FAITHSHARES CHRISTIAN VALUES FUND ETF
                      FAITHSHARES LUTHERAN VALUES FUND ETF
                     FAITHSHARES METHODIST VALUES FUND ETF







================================================================================

================================================================================
                                  FAITH SHARES
                               TABLE OF CONTENTS

================================================================================

Management Discussion of Fund Performance ...................................  1

Schedules of Investments

   FaithShares Baptist Values Fund ..........................................  9

   FaithShares Catholic Values Fund ......................................... 11

   FaithShares Christian Values Fund ........................................ 13

   FaithShares Lutheran Values Fund ......................................... 15

   FaithShares Methodist Values Fund ........................................ 17

Statements of Assets and Liabilities ........................................ 19

Statements of Operations .................................................... 20

Statements of Changes in Net Assets ......................................... 21

Financial Highlights ........................................................ 22

Notes to the Financial Statements ........................................... 23

Report of Independent Registered Public Accounting Firm ..................... 29

Disclosure of Fund Expenses ................................................. 30

Supplemental Information .................................................... 32

Trustees and Officers of the Trust .......................................... 35

Notice to Shareholders ...................................................... 38




The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that FaithShares Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-FAITH-55; and (ii) on the Commission's website at http://www.sec.gov.

================================================================================
                                  FAITH SHARES
             MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

================================================================================

Baptist Values Fund

The Baptist Values Fund employs a "passive management" investment strategy designed to track the total return performance of the FaithShares Baptist Values Index (the "BV Index" or "Index"), a custom index developed by Morgan Stanley Composite Index ("MSCI"), formerly the FTSE KLD Index. The BV Index is designed to measure the performance of U.S. large capitalization companies that are in accordance with the guidelines for social screening recommended by various Baptist denominations (the "Baptist Guidelines"). U.S. large capitalization companies are considered to be the 400 largest market capitalization U.S. companies among the following industries: basic materials, consumer goods, consumer services, financials, health care, industrials, oil and gas, technology, telecommunications and utilities. The BV Index has zero tolerance for, and therefore excludes from its Index, companies involved in the following activities: direct participation or support of abortion; the manufacture of alcoholic beverages; the ownership or operation of, or support of, gambling facilities, products or services; production of military weapons; the production, sale or distribution of pornography; and manufacture of tobacco products. The BV Index is comprised of 100 securities each of whose weighting in the BV Index is rebalanced each year in June to 1%. Companies can only be added to the BV Index at reconstitution each year. Companies may be removed at any time during the year due to certain corporate actions (such as the merger or sale of a company where the Index opts not to take shares of the new company). Companies included in the BV Index that, after reconstitution, no longer continue to satisfy the screening guidelines for the Baptist Values Fund will not be removed from the BV Index until reconstitution, and the Baptist Values Fund, to the extent it has invested in such companies, will continue to hold their securities until the next reconstitution.

Catholic Values Fund

The Catholic Values Fund employs a "passive management" investment strategy designed to track the total return performance of the FaithShares Catholic Values Index (the "CV Index" or "Index"), a custom index developed by MSCI, formerly the FTSE KLD Index. The CV Index is designed to measure the performance of U.S. large capitalization companies that operate in accordance with the U.S. Conference of Catholic Bishops' ("USCCB") Socially Responsible Investment Guidelines ("SRI Guidelines"). U.S. large capitalization companies are considered to be the 400 largest market capitalization U.S. companies among the following industries: basic materials, consumer goods, consumer services, financials, health care, industrials, oil and gas, technology, telecommunications and utilities.

The SRI Guidelines focus on avoiding participation in harmful activities and promotion of the common good. The CV Index has zero tolerance for, and therefore excludes from its Index, companies involved in the following activities: direct participation or support of abortion; manufacture of contraceptive products; use of embryonic stem cell or fetal tissue for research or in a product; and manufacture of tobacco products. The CV Index also excludes companies that manufacture anti-personnel landmines or that derive greater than 5% of revenues from the production of firearms or military weapons. The CV Index avoids inclusion of companies that have been involved in predatory lending controversies and not taken steps to address them; have a pattern of racial or gender discrimination or labor rights controversies without taking steps to address such situations; and use sweatshops in the manufacture of goods. In applying the SRI Guidelines, MSCI considers companies for the CV Index with the following corporate practices: have corporate responsibility guidelines; have corporate policies on equal pay and promotion opportunities for women and minorities; provide generous wages and have generous benefit policies; and have programs and policies to protect the environment and reduce greenhouse gas emissions. Companies that provide customers with access to health care and pharmaceuticals; affordable housing or lending for housing or create environmentally beneficial technologies and/or develop alternative, renewable or clean energy resources are also selected for the CV Index. The CV Index is comprised of 100 securities each of whose weighting in the Index is rebalanced each year in June to 1%. Companies can only be added to the CV Index at reconstitution each year. Companies may be removed at any time during the year due to certain corporate actions (such as the merger or sale of a company where the CV Index opts not to take shares of the new company). Companies included in the CV Index that, after reconstitution, no longer continue to satisfy the

================================================================================
                                  FAITH SHARES
             MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
================================================================================

Catholic Values Fund (continued)

screening guidelines for the Catholic Values Fund will not be removed from the CV Index until reconstitution and the Catholic Values Fund, to the extent it has invested in such companies, will continue to hold their securities until the next reconstitution.

Christian Values Fund

The Christian Values Fund employs a "passive management" investment strategy designed to track the total return performance of the FaithShares Christian Values Index (the "CHV Index" or "Index"), a custom index developed by MSCI, formerly the FTSE KLD Index. The CHV Index is designed to measure the performance of U.S. large capitalization companies screened based on a composite of the guidelines of various Christian denominations (the "Christian Guidelines"). U.S. large capitalization companies are considered to be the 400 largest market capitalization U.S. companies among the following industries: basic materials, consumer goods, consumer services, financials, health care, industrials, oil and gas, technology, telecommunications and utilities. The CHV Index has zero tolerance for, and therefore excludes from its Index, companies involved in: the direct participation or support of abortion; manufacture of alcoholic beverages; ownership of, or support of, gambling facilities, products or services; production or distribution of violent media; production, sale or distribution of pornography, use of embryonic stem cell or fetal tissue for research in a product; and manufacture, sale or distribution of tobacco products or supply of key elements to the tobacco industry. The CHV Index is comprised of 100 securities each of whose weighting in the Index is rebalanced each year in June to 1%. Companies can only be added to the CHV Index at reconstitution each year. Companies may be removed at any time during the year due to certain corporate actions (such as the merger or sale of a company where the CHV Index opts not to take shares of the new company). Companies included in the CHV Index that, after reconstitution, no longer continue to satisfy the screening guidelines for the Christian Values Fund will not be removed from the CHV Index until reconstitution, and the Christian Values Fund, to the extent it has invested in such companies, will continue to hold their securities until the next reconstitution.

Lutheran Values Fund

The Lutheran Values Fund employs a "passive management" investment strategy designed to track the total return performance of the FaithShares Lutheran Values Index (the "LV Index" or "Index"), a custom index developed by MSCI, formerly the FTSE KLD Index. The LV Index is designed to measure the performance of U.S. large capitalization companies that operate in accordance with the guidelines for social investing and shareholder advocacy recommended by various Lutheran denominations ("Lutheran Guidelines"). U.S. large capitalization companies are considered to be the 400 largest market capitalization U.S. companies among the following industries: basic materials, consumer goods, consumer services, financials, health care, industrials, oil and gas, technology, telecommunications and utilities. The LV Index has zero tolerance, and therefore excludes from its Index, companies involved in the following activities: manufacture of distilled alcohol; ownership or operation of, or support of, gambling facilities or products or services; research and development of nuclear, biological or chemical weapons; production, sale or distribution of pornography; and manufacture of tobacco products. The LV Index also has zero tolerance for companies that are major producers of toxic chemicals or have significant toxic waste releases, significant hazardous waste sites, or significant environmental penalties liabilities. The LV Index strives to include companies involved in the following: community development, affordable housing, corporate policies to purchase from women and minority business, sustainable forestry and renewable energy. The LV Index is comprised of 100 securities each of whose weighting in the Index is rebalanced each year in June to 1%. Companies can only be added to the LV Index at reconstitution each year. Companies may be removed at any time during the year due to certain corporate actions (such as the merger or sale of a company where the Index opts not to take shares of the new company). Companies included in the LV Index that, after reconstitution, no longer continue to satisfy the screening guidelines for the Lutheran Values Fund will not be removed from the LV Index until reconstitution, and the Lutheran Values Fund, to the extent it has invested in such companies, will continue to hold their securities until the next reconstitution.

================================================================================
                                  FAITH SHARES
             MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

================================================================================

Methodist Values Fund

The Methodist Values Fund employs a "passive management" investment strategy designed to track the total return performance of the FaithShares Methodist Values Index (the "MV Index" or "Index"), a custom index developed by MSCI, formerly the FTSE KLD Index. The MV Index is designed to measure the performance of U.S. large capitalization companies that operate in accordance with the investment philosophy of the United Methodist Church (the "Methodist Guidelines"). U.S. large capitalization companies are considered to be the 400 largest market capitalization U.S. companies among the following industries: basic materials, consumer goods, consumer services, financials, health care, industrials, oil and gas, technology, telecommunications and utilities. The MV Index focuses on avoiding companies that derive specified revenues from business practices that conflict with the teachings of the United Methodist Church. For example, companies that derive 10% or more of revenues from the following activities will be excluded from the MV Index: sale, distribution or marketing of alcoholic beverages or supplying key elements for alcoholic production; production of goods and services related to gambling; manufacture, sale or distribution of antipersonnel weapons and ammunition; production, sale or distribution of pornographic products or services; sale, distribution, or marketing of tobacco products or supplying key elements to the tobacco industry; or a combination of the aforementioned activities. The MV Index is comprised of 100 securities each of whose weighting in the Index is rebalanced each year in June to 1%. Companies can only be added to the MV Index at reconstitution each year. Companies may be removed at any time during the year due to certain corporate actions (such as the merger or sale of a company where the Index opts not to take shares of the new company). Companies included in the MV Index that, after reconstitution, no longer continue to satisfy the screening guidelines for the Methodist Values Fund will not be removed from the MV Index until reconstitution, and the Methodist Values Fund, to the extent it has invested in such companies, will continue to hold their securities until the next reconstitution.

================================================================================
                                  FAITH SHARES
             MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
                              BAPTIST VALUES FUND
================================================================================

Baptist Values Fund

The Baptist Values Fund's investment objective is to track the performance, before fees and expenses, of FaithShares Baptist Values Index, a custom index developed by MSCI.

Fund Review

For the period ending July 31, 2010, the Fund, since its inception on December 14, 2009 returned 2.45% versus Baptist Values Index at 3.06% . The performance difference is mainly due to the Fund's expense ratio and partially due to the timing difference between stocks being removed from the index versus the Fund during Mergers Acquisitions transactions. The Fund significantly outperformed the S&P 500 Index return of 0.05% for the time period. The Fund's performance was aided principally by its equally-weighted structure. The Fund was aided by a lack of exposure to any of the companies involved in the April 2010 Gulf of Mexico oil spill. Some the companies that contributed to the Fund's upside performance were Genzyme, SalesForce.com, Aflac, Deere.

Growth of a $10,000 Investment

       ---------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED JULY 31, 2010*
       ---------------------------------------------------------------
                         CUMULATIVE INCEPTION TO DATE
       ---------------------------------------------------------------
                                 NET ASSET VALUE        MARKET PRICE
       ---------------------------------------------------------------
        Baptist Values Fund            2.45%                2.21%
             BV Index                  3.06%                3.06%
       ---------------------------------------------------------------



                              [LINE GRAPH OMITTED]

                                       DEC. 14,       JULY 31,
                                         2009           2010
                                       -------        -------
FaithShares Baptist Values ETF*        $10,000        $10,245
BV Index                               $10,000        $10,306


*FUND COMMENCED OPERATIONS ON DECEMBER 14, 2009.


 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
   ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD
  HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY
                             IN AN UNMANAGED INDEX.

     THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES.

  THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE AND SHOULD NOT BE
            CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
            ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

     SEE DEFINITION OF COMPARATIVE INDICES IN MANAGEMENT DISCUSSION OF FUND
                                  PERFORMANCE.

================================================================================
                                  FAITH SHARES
             MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
                              CATHOLIC VALUES FUND
================================================================================

Catholic Values Fund

The Catholic Values Fund's investment objective is to track the performance, before fees and expenses, of the FaithShares Catholic Values Index, a custom index developed by MSCI.

Fund Review

For the period ending July 31, 2010, the Fund, since its inception on December 8, 2009 returned 4.99% versus the Catholic Values Index at 5.87% . The performance difference is mainly due to the Fund's expense ratio and partially due to the timing difference between stocks being removed from the index versus the Fund during Mergers & Acquisitions transactions. The Fund significantly outperformed the S&P 500 Index return of 2.12% for the same time period. The Fund's performance was aided principally by its equally-weighted structure. The Fund was also aided by a lack of exposure to any of the companies involved in the April 2010 Gulf of Mexico oil spill. Some of the companies that contributed to the Fund's upside performance were Genzyme, SalesForce.com, Aflac, Deere and Wisconsin Energy.

Growth of a $10,000 Investment

       ---------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED JULY 31, 2010*
       ---------------------------------------------------------------
                         CUMULATIVE INCEPTION TO DATE
       ---------------------------------------------------------------
                                 NET ASSET VALUE        MARKET PRICE
       ---------------------------------------------------------------
       Catholic Values Fund           4.99%                4.02%
       ---------------------------------------------------------------
       CV Index                       5.87%                5.87%
       ---------------------------------------------------------------


                              [LINE GRAPH OMITTED]

                                         DEC. 8,        JULY 31,
                                          2009            2010
                                         -------        -------
FaithShares Catholic Values ETF*         $10,000        $10,499
CV Index                                 $10,000        $10,587


*FUND COMMENCED OPERATIONS ON DECEMBER 8, 2009.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
   ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD
          HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY
                             IN AN UNMANAGED INDEX.

     THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES.

  THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES. RETURNS SHOWN DO NOT
      REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND
                DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

     SEE DEFINITION OF COMPARATIVE INDICES IN MANAGEMENT DISCUSSION OF FUND
                                  PERFORMANCE.

================================================================================
                                  FAITH SHARES
             MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
                             CHRISTIAN VALUES FUND
================================================================================

Christian Values Fund

The Christian Values Fund's investment objective is to track the performance, before fees and expenses, of the FaithShares Christian Values Index, a custom index developed by MSCI.

Fund Review

For the period ending July 31, 2010, the Fund, since its inception on December 8, 2009 returned 5.62% versus the Christian Values Index at 6.42% . The performance difference is mainly due to the Fund's expense ratio and partially due to the timing difference between stocks being removed from the index versus the Fund during Mergers & Acquisitions transactions. The Fund significantly outperformed the S&P 500 Index return of 2.12% . The Fund's performance was aided principally by its equally-weighted structure. The Fund was also aided by a lack of exposure to any of the companies involved in the April 2010 Gulf of Mexico oil spill. Some of the companies that contributed to the Fund's upside performance were Genzyme, Biogen Idec, Aflac, Deere and First Solar.

Growth of a $10,000 Investment

       ---------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED JULY 31, 2010*
       ---------------------------------------------------------------
                         CUMULATIVE INCEPTION TO DATE
       ---------------------------------------------------------------
                                 NET ASSET VALUE        MARKET PRICE
       ---------------------------------------------------------------
       Christian Values Fund          5.62%                 4.87%
       ---------------------------------------------------------------
       CV Index                       6.42%                 6.42%
       ---------------------------------------------------------------


                              [LINE GRAPH OMITTED]

                                         DEC. 8,        JULY 31,
                                          2009            2010
                                         -------        -------
FaithShares Christian Values ETF*        $10,000        $10,562
CHV Index                                $10,000        $10,642

*FUND COMMENCED OPERATIONS ON DECEMBER 8, 2009.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
   ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD
          HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY
                               IN AN UNMANAGED INDEX.

     THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES.

  THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES. RETURNS SHOWN DO NOT
      REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND
                DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

     SEE DEFINITION OF COMPARATIVE INDICES IN MANAGEMENT DISCUSSION OF FUND
                                  PERFORMANCE.

================================================================================
                                  FAITH SHARES
             MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
                              LUTHERAN VALUES FUND
================================================================================

Lutheran Values Fund

The Lutheran Values Fund's investment objective is to track the performance, before fees and expenses, of the FaithShares Lutheran Values Index, a custom index developed by MSCI.

Fund Review

For the period ending July 31, 2010, the Fund, since its inception on December 14, 2009 returned 0.36% versus the Lutheran Values Index at 0.91% . The performance difference is mainly due to the Fund's expense ratio and partially due to the timing difference between stocks being removed from the index versus the Fund during Mergers & Acquisitions transactions. The Fund outperformed the S&P 500 Index return of 0.05% . The Fund's performance was aided principally by its equally-weighted structure. The Fund was also aided by a lack of exposure to any of the companies involved in the April 2010 Gulf of Mexico oil spill. Some of the companies that contributed to the Fund's upside performance were Genzyme, SalesForce.com, Aflac, Deere and Noble.

Growth of a $10,000 Investment

       ---------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED JULY 31, 2010*
       ---------------------------------------------------------------
                         CUMULATIVE INCEPTION TO DATE
       ---------------------------------------------------------------
                                 NET ASSET VALUE        MARKET PRICE
       ---------------------------------------------------------------
       Lutheran Values Fund           0.36%                0.36%
       ---------------------------------------------------------------
        LV Index                      0.91%                0.91%
       ---------------------------------------------------------------


                              [LINE GRAPH OMITTED]


                                        DEC. 14,        JULY 31,
                                          2009            2010
                                         -------        -------
FaithShares Lutheran Values ETF*         $10,000        $10,036
LV Index                                 $10,000        $10,091

*FUND COMMENCED OPERATIONS ON DECEMBER 14, 2009.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
   ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD
          HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY
                               IN AN UNMANAGED INDEX.

     THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES.

  THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES. RETURNS SHOWN DO NOT
      REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND
                DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

     SEE DEFINITION OF COMPARATIVE INDICES IN MANAGEMENT DISCUSSION OF FUND
                                  PERFORMANCE.

================================================================================
                                  FAITH SHARES
             MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
                             METHODIST VALUES FUND
================================================================================

Methodist Values Fund

The Methodist Values Fund's investment objective is to track the performance, before fees and expenses, of the FaithShares Methodist Values Index, a custom index developed by MSCI.

Fund Review

For the period ending July 31, 2010, the Fund, since its inception on December 8, 2009 returned 5.57% versus the Methodist Values Index at 6.44% . The performance difference is mainly due to the Fund's expense ratio and partially due to the timing difference between stocks being removed from the index versus the Fund during Mergers & Acquisitions transactions. The Fund significantly outperformed the S&P 500 Index return of 2.12% . The Fund's performance was aided principally by its equally-weighted structure. The Fund was also aided by a lack of exposure to any of the companies involved in the April 2010 Gulf of Mexico oil spill. Some of the companies that contributed to the Fund's upside performance were Genzyme, Aflac, Deere, CH Robinson Worldwide and Noble.

Growth of a $10,000 Investment

       ---------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED JULY 31, 2010*
       ---------------------------------------------------------------
                         CUMULATIVE INCEPTION TO DATE
       ---------------------------------------------------------------
                                 NET ASSET VALUE        MARKET PRICE
       ---------------------------------------------------------------
       Methodist Values Fund          5.57%                4.70%
       ---------------------------------------------------------------
       MV Index                       6.44%                6.44%
       ---------------------------------------------------------------


                              [LINE GRAPH OMITTED]


                                         DEC. 8,        JULY 31,
                                          2009            2010
                                         -------        -------
FaithShares Methodist Values ETF*         $10,000        $10,557
MV Index                                  $10,000        $10,644


*FUND COMMENCED OPERATIONS ON DECEMBER 8, 2009.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
   ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD
          HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY
                               IN AN UNMANAGED INDEX.

     THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES.

  THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES. RETURNS SHOWN DO NOT
      REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND
                DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

     SEE DEFINITION OF COMPARATIVE INDICES IN MANAGEMENT DISCUSSION OF FUND
                                  PERFORMANCE.

                                  FAITH SHARES
                 SCHEDULE OF INVESTMENTS o BAPTIST VALUES FUND
================================================================================

July 31, 2010

SECTOR WEIGHTINGS+ (UNAUDITED)
18.4% Information Technology
15.8% Financials
11.4% Industrials
10.9% Consumer Staples
10.9% Health Care
10.4% Consumer Discretionary
10.1% Energy
3.1% Utilities
3.1% Materials
3.0% Telecommunication Services
2.9%  Time Deposit

+ Percentages based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                 SHARES         MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 97.1%
Consumer Discretionary -- 10.4%
  Gap                                        615           $    11,138
  Johnson Controls                           452                13,022
  Kohl's*                                    246                11,732
  Limited Brands                             521                13,358
  McDonalds                                  185                12,900
  NIKE, Cl B                                 175                12,887
  Nordstrom                                  333                11,322
  Staples                                    595                12,096
  Starbucks                                  466                11,580
  Tiffany                                    298                12,537
  TJX                                        284                11,792
                                                           -----------
                                                               134,364
                                                           -----------
Consumer Staples -- 10.9%
  Avon Products                              452                14,071
  Campbell Soup                              348                12,493
  Clorox                                     192                12,457
  Colgate-Palmolive                          161                12,716
  Estee Lauder, Cl A                         218                13,570
  General Mills                              335                11,457
  HJ Heinz                                   294                13,077
  Procter & Gamble                           212                12,966
  Sara Lee                                   873                12,912
  Sysco                                      421                13,039
  Whole Foods Market*                        322                12,226
                                                           -----------
                                                               140,984
                                                           -----------
Energy -- 10.1%
  Cimarex Energy                             165                11,364
  Denbury Resources*                         760                12,038
  Devon Energy                               180                11,248
  Marathon Oil                               391                13,079
  Newfield Exploration*                      232                12,403
  Noble                                      420                13,650
  Range Resources                            263                 9,763
  Smith International                        315                13,066
  Southwestern Energy*                       293                10,680
  Spectra Energy                             607                12,619




--------------------------------------------------------------------------------
DESCRIPTION                                 SHARES         MARKET VALUE
--------------------------------------------------------------------------------
  Ultra Petroleum*                           246           $    10,423
                                                           -----------
                                                               130,333
                                                           -----------
Financials -- 15.8%
  Aflac                                      298                14,658
  American Express                           310                13,838
  Bank of New York Mellon                    496                12,435
  Charles Schwab                             847                12,527
  CME Group, Cl A                             42                11,710
  Comerica                                   340                13,042
  Fifth Third Bancorp                        958                12,176
  IntercontinentalExchange*                  107                11,301
  KeyCorp                                  1,570                13,282
  Lincoln National                           471                12,265
  M&T Bank                                   146                12,752
  Northern Trust                             256                12,030
  State Street                               347                13,505
  T Rowe Price Group                         254                12,250
  US Bancorp                                 566                13,528
  Vornado Realty Trust[]                     164                13,576
                                                           -----------
                                                               204,875
                                                           -----------
Health Care -- 10.9%
  Aetna                                      426                11,864
  Allergan                                   212                12,945
  Baxter International                       306                13,394
  Becton Dickinson                           181                12,453
  Genzyme*                                   254                17,668
  Gilead Sciences*                           363                12,095
  Hospira*                                   232                12,087
  Johnson & Johnson                          220                12,780
  McKesson                                   184                11,559
  Medtronic                                  335                12,385
  Waters*                                    182                11,677
                                                           -----------
                                                               140,907
                                                           -----------
Industrials -- 11.4%
  Cooper Industries                          271                12,236
  Cummins                                    177                14,091
  Deere                                      220                14,669
  Emerson Electric                           276                13,673
  FedEx                                      167                13,786
  First Solar*                               106                13,298
  Rockwell Automation                        242                13,104
  Rockwell Collins                           224                12,804
  Tyco International                         340                13,015
  United Parcel Service, Cl B                210                13,650
  WW Grainger                                121                13,553
                                                           -----------
                                                               147,879
                                                           -----------
Information Technology -- 18.4%
  Adobe Systems*                             394                11,316
  Applied Materials                          982                11,588
  Autodesk*                                  458                13,529
  Cisco Systems*                             570                13,150
  Dell*                                      919                12,168
  EMC*                                       674                13,339
  Google, Cl A*                               26                12,606
  Hewlett-Packard                            281                12,937

                                  FAITH SHARES
                 SCHEDULE OF INVESTMENTS o BAPTIST VALUES FUND
================================================================================

--------------------------------------------------------------------------------
                                         SHARES/FACE
DESCRIPTION                                AMOUNT          MARKET VALUE
--------------------------------------------------------------------------------
  Intel                                      606          $     12,483
  International Business Machines            101                12,968
  Microsoft                                  495                12,776
  Motorola*                                1,766                13,227
  Oracle                                     566                13,380
  Paychex                                    455                11,825
  Salesforce.com*                            134                13,259
  Seagate Technology*                        840                10,542
  Symantec*                                  868                11,258
  Texas Instruments                          497                12,271
  Xerox                                    1,379                13,432
                                                           -----------
                                                               238,054
                                                           -----------
Materials -- 3.1%
  Air Products & Chemicals                   185                13,427
  Lubrizol                                   144                13,463
  Praxair                                    162                14,065
                                                           -----------
                                                                40,955
                                                           -----------
Telecommunication Services -- 3.0%
  American Tower, Cl A*                      290                13,410
  Crown Castle International*                332                13,117
  NII Holdings*                              338                12,661
                                                           -----------
                                                                39,188
                                                           -----------
Utilities -- 3.1%
  Exelon                                     319                13,344
  PG&E                                       302                13,409
  Xcel Energy                                595                13,084
                                                           -----------
                                                                39,837
                                                           -----------
Total Common Stock (Cost $1,272,047)                         1,257,376
                                                           -----------
TIME DEPOSIT -- 2.9%
  Brown Brothers Harriman Sweep
       0.030%, 08/02/10              $    37,531                37,531
                                                           -----------
Total Time Deposit
    (Cost $37,531)                                              37,531
                                                           -----------
Total Investments -- 100.0%
  (Cost $1,309,578)                                        $ 1,294,907
                                                           ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $1,295,016.
* NON-INCOME  PRODUCING SECURITY
+ REAL ESTATE INVESTMENT TRUST.
CL -- CLASS

The summary of inputs used to value the Fund's net assets as of July 31, 2010 is as follows:

                      LEVEL 1          LEVEL 2      LEVEL 3        TOTAL
                    -------------------------------------------------------
Common Stock        $1,257,376        $      -      $     -     $ 1,257,376
Time Deposit                 -          37,531            -          37,531
                    -------------------------------------------------------
    Total           $1,257,376        $ 37,531      $     -     $ 1,294,907
                    =======================================================

There have been no significant transfers between Level 1 & Level 2.



    The accompanying notes are an integral part of the financial statements.

                                  FAITH SHARES
                SCHEDULE OF INVESTMENTS o CATHOLIC VALUES FUND
================================================================================

July 31, 2010

SECTOR WEIGHTINGS+ (UNAUDITED)
18.4% Information Technology
16.1% Financials
11.6% Health Care
11.2% Industrials
11.0% Consumer Staples
10.5% Consumer Discretionary
10.1% Energy
3.1% Utilities
3.1% Telecommunication Services
3.1% Materials
1.8% Time Deposit

+ Percentages based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                 SHARES         MARKET VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 98.2%

Consumer Discretionary -- 10.5%
  Gap                                      1,245           $    22,547
  JC Penney                                  994                24,482
  Johnson Controls                           914                26,332
  Kohl's*                                    484                23,082
  Limited Brands                           1,055                27,050
  McDonald's                                 362                25,242
  NIKE, Cl B                                 354                26,069
  Staples                                  1,205                24,498
  Starbucks                                  944                23,459
  Starwood Hotels & Resorts
         Worldwide                           543                26,308
  Tiffany                                    603                25,368
                                                           -----------
                                                               274,437
                                                           -----------
Consumer Staples -- 11.0%
  Avon Products                              915                28,484
  Campbell Soup                              705                25,310
  Clorox                                     405                26,276
  Colgate-Palmolive                          327                25,827
  Estee Lauder, Cl A                         442                27,514
  General Mills                              679                23,222
  HJ Heinz                                   578                25,709
  Kimberly-Clark                             418                26,802
  Procter & Gamble                           418                25,565
  Sysco                                      894                27,687
  Whole Foods Market*                        652                24,757
                                                           -----------
                                                               287,153
                                                           -----------
Energy -- 10.1%
  Cimarex Energy                             333                22,933
  Denbury Resources*                       1,539                24,378
  Devon Energy                               380                23,746
  EOG Resources                              240                23,400
  Marathon Oil                               791                26,459
  Newfield Exploration*                      469                25,073
  Noble                                      851                27,658
  Range Resources                            533                19,785
  Southwestern Energy*                       593                21,615
  Spectra Energy                           1,268                26,362


--------------------------------------------------------------------------------
DESCRIPTION                                 SHARES         MARKET VALUE
--------------------------------------------------------------------------------
  Ultra Petroleum*                           523           $    22,159
                                                           -----------
                                                               263,568
                                                           -----------
Financials -- 16.1%
  Aflac                                      604                29,711
  American Express                           628                28,034
  Bank of New York Mellon                  1,004                25,170
  Charles Schwab                           1,715                25,365
  CME Group, Cl A                             85                23,698
  Comerica                                   688                26,392
  Fifth Third Bancorp                      1,940                24,657
  KeyCorp                                  3,179                26,894
  Lincoln National                           953                24,816
  M&T Bank                                   296                25,853
  New York Community Bancorp               1,631                28,151
  Northern Trust                             519                24,388
  T Rowe Price Group                         534                25,755
  US Bancorp                               1,182                28,250
  Vornado Realty Trust[]                     331                27,400
  XL Group, Cl A                           1,469                26,045
                                                           -----------
                                                               420,579
                                                           -----------
Health Care -- 11.6%
  Abbott Laboratories                        543                26,650
  Aetna                                      862                24,007
  Allergan                                   430                26,256
  CIGNA                                      748                23,008
  Genzyme*                                   514                35,754
  Gilead Sciences*                           734                24,457
  Hospira*                                   470                24,487
  McKesson                                   372                23,369
  Medtronic                                  678                25,066
  Quest Diagnostics                          495                23,260
  Waters*                                    368                23,611
  WellPoint*                                 480                24,346
                                                           -----------
                                                               304,271
                                                           -----------
Industrials -- 11.2%
  Cooper Industries                          548                24,742
  CSX                                        480                25,306
  Cummins                                    358                28,500
  Deere                                      445                29,673
  Emerson Electric                           559                27,693
  First Solar*                               214                26,846
  Ingersoll-Rand                             673                25,211
  Norfolk Southern                           450                25,321
  Rockwell Automation                        491                26,588
  Tyco International                         689                26,375
  WW Grainger                                245                27,442
                                                           -----------
                                                               293,697
                                                           -----------
Information Technology -- 18.4%
  Adobe Systems*                             798                22,918
  Agilent Technologies*                      814                22,735
  Applied Materials                        1,930                22,774
  Autodesk*                                  927                27,384
  Cisco Systems*                           1,120                25,839
  Dell*                                    1,860                24,626
  EMC*                                     1,365                27,013
  Google, Cl A*                               53                25,697

                                  FAITH SHARES
                SCHEDULE OF INVESTMENTS o CATHOLIC VALUES FUND
================================================================================

--------------------------------------------------------------------------------
                                         SHARES/FACE
DESCRIPTION                                AMOUNT          MARKET VALUE
--------------------------------------------------------------------------------
  Hewlett-Packard                            552          $     25,414
  Intel                                    1,227                25,276
  International Business Machines            200                25,680
  Microsoft                                1,002                25,862
  Motorola*                                3,674                27,518
  Oracle                                   1,145                27,068
  Salesforce.com*                            272                26,914
  Seagate Technology*                      1,701                21,348
  Texas Instruments                        1,035                25,554
  Xerox                                    2,792                27,194
  Yahoo!*                                  1,693                23,499
                                                           -----------
                                                               480,313
                                                           -----------
Materials -- 3.1%
  Air Products & Chemicals                   374                27,145
  Alcoa                                    2,363                26,395
  Lubrizol                                   291                27,205
                                                           -----------
                                                                80,745
                                                           -----------
Telecommunication Services -- 3.1%
  American Tower, Cl A*                      587                27,143
  Crown Castle International*                672                26,551
  Sprint Nextel*                           5,693                26,017
                                                           -----------
                                                                79,711
                                                           -----------
Utilities -- 3.1%
  PG&E                                       611                27,128
  Public Service Enterprise Group            785                25,827
  Wisconsin Energy                           526                28,551
                                                           -----------
                                                                81,506
                                                           -----------
Total Common Stock (Cost $2,632,906)                         2,565,980
                                                           -----------
TIME DEPOSIT -- 1.8%
  Brown Brothers Harriman Sweep
       0.030%, 08/02/10               $   47,306                47,306
                                                           -----------
Total Time Deposit
    (Cost $47,306)                                              47,306
                                                           -----------
Total Investments -- 100.0%
  (Cost $2,680,212)                                        $ 2,613,286
                                                           ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $2,613,673.
* NON-INCOME  PRODUCING SECURITY.
++ REAL ESTATE INVESTMENT TRUST
CL -- CLASS

The summary of inputs used to value the Fund's net assets as of July 31, 2010 is as follows:

                      LEVEL 1         LEVEL 2        LEVEL 3       TOTAL
                   --------------------------------------------------------
Common Stock       $ 2,565,980       $       -       $     -    $ 2,565,980
Time Deposit                 -          47,306             -         47,306
                   --------------------------------------------------------
     Total         $ 2,565,980       $  47,306       $     -    $ 2,613,286
                   ========================================================

There have been no significant transfers between Level 1 & Level 2.


    The accompanying notes are an integral part of the financial statements.

                                  FAITH SHARES
                SCHEDULE OF INVESTMENTS o CHRISTIAN VALUES FUND
================================================================================

July 31, 2010

SECTOR WEIGHTINGS+ (UNAUDITED)
18.3% Information Technology
15.9% Financials
11.9% Health Care
11.4% Industrials
11.0% Consumer Staples
10.3% Consumer Discretionary
10.0% Energy
3.2% Materials
3.1% Utilities
3.0% Telecommunication Services
1.9%  Time Deposit

+ Percentages based on total investments.


--------------------------------------------------------------------------------
DESCRIPTION                          SHARES  MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 98.1%
Consumer Discretionary -- 10.3%
  Gap                               1,235 $    22,366
  Johnson Controls                    915      26,361
  Kohl's*                             492      23,463
  Limited Brands                    1,051      26,948
  McDonald's                          371      25,870
  NIKE, Cl B                          357      26,290
  Nordstrom                           669      22,746
  Staples                           1,193      24,254
  Starbucks                           946      23,508
  Tiffany                             601      25,284
  TJX                                 574      23,832
                                          --- --------
                                              270,922
                                          --- --------
Consumer Staples -- 11.0%
  Avon Products                       923      28,733
  Campbell Soup                       711      25,525
  Clorox                              406      26,341
  Coca-Cola Enterprises               978      28,069
  Colgate-Palmolive                   328      25,906
  Estee Lauder, Cl A                  444      27,639
  General Mills                       686      23,461
  HJ Heinz                            577      25,665
  Procter & Gamble                    427      26,115
  Sara Lee                          1,783      26,371
  Whole Foods Market*                 656      24,908
                                           -----------
                                              288,733
                                           -----------
Energy -- 10.0%
  Cimarex Energy                      333      22,934
  Denbury Resources*                1,535      24,314
  Devon Energy                        381      23,809
  EOG Resources                       240      23,400
  Marathon Oil                        795      26,593
  Newfield Exploration*               469      25,073
  Noble                               850      27,625
  Range Resources                     528      19,599
  Southwestern Energy*                594      21,651
  Spectra Energy                    1,260      26,195
  Ultra Petroleum*                    527      22,329
                                           -----------
                                              263,522
                                           -----------


--------------------------------------------------------------------------------
DESCRIPTION                             SHARES   MARKET VALUE
--------------------------------------------------------------------------------
Financials -- 15.9%
  Aflac                                   603  $    29,662
  American Express                        627       27,989
  Bank of New York Mellon                1,005      25,196
  Charles Schwab                         1,699      25,128
  CME Group, Cl A                          85       23,698
  Comerica                                689       26,430
  Fifth Third Bancorp                    1,915      24,340
  IntercontinentalExchange*               212       22,391
  KeyCorp                                3,173      26,844
  Lincoln National                        956       24,894
  M&T Bank                                309       26,988
  Northern Trust                          518       24,341
  State Street                            699       27,205
  T Rowe Price Group                      535       25,803
  US Bancorp                             1,168      27,915
  Vornado Realty Trust[]                  332       27,483
                                                -----------
                                                   416,307
                                                -----------
Health Care -- 11.9%
  Aetna                                   863       24,034
  Allergan                                431       26,317
  Biogen Idec*                            544       30,399
  Genzyme*                                514       35,754
  Gilead Sciences*                        738       24,590
  Hospira*                                473       24,643
  McKesson                                374       23,495
  Medtronic                               678       25,066
  Quest Diagnostics                       494       23,213
  Varian Medical Systems*                 504       27,821
  Waters*                                 371       23,803
  WellPoint*                              482       24,447
                                                -----------
                                                   313,582
                                                -----------
Industrials -- 11.4%
  Cooper Industries                       549       24,787
  Cummins                                 357       28,421
  Deere                                   446       29,739
  Eaton                                   358       28,089
  Emerson Electric                        560       27,742
  First Solar*                            218       27,348
  ITT                                     549       25,869
  Rockwell Automation                     490       26,534
  Rockwell Collins                        452       25,836
  Tyco International                      694       26,566
  United Technologies                     389       27,658
                                                -----------
                                                   298,589
                                                -----------
Information Technology -- 18.3%
  Adobe Systems*                          808       23,206
  Analog Devices                          865       25,699
  Applied Materials                      1,962      23,152
  Autodesk*                               929       27,442
  Cisco Systems*                         1,133      26,138
  Dell*                                  1,879      24,878
  EMC*                                   1,374      27,191
  Google, Cl A*                            53       25,697
  Hewlett-Packard                         554       25,506
  Intel                                  1,231      25,358
  International Business Machines         202       25,937
  Microsoft                              1,005      25,939

                                  FAITH SHARES
                SCHEDULE OF INVESTMENTS o CHRISTIAN VALUES FUND
================================================================================

--------------------------------------------------------------------------------
                                            SHARES/FACE
DESCRIPTION                                    AMOUNT     MARKET VALUE
--------------------------------------------------------------------------------
  Motorola*                                     3,613 $     27,062
  Oracle                                        1,145       27,068
  Paychex                                         921       23,937
  Seagate Technology*                           1,709       21,448
  Symantec*                                     1,760       22,827
  Texas Instruments                             1,040       25,678
  Xerox                                         2,803       27,301
                                                       ------------
                                                           481,464
                                                       ------------
Materials -- 3.2%
  Air Products & Chemicals                        375       27,217
  Lubrizol                                        291       27,206
  Praxair                                         329       28,564
                                                       ------------
                                                            82,987
                                                       ------------
Telecommunication Services -- 3.0%
  American Tower, Cl A*                           591       27,328
  Crown Castle International*                     670       26,472
  NII Holdings*                                   679       25,435
                                                       ------------
                                                            79,235
                                                       ------------
Utilities -- 3.1%
  PG&E                                            616       27,350
  Wisconsin Energy                                523       28,389
  Xcel Energy                                   1,215       26,718
                                                       ------------
                                                            82,457
                                                       ------------
Total Common Stock (Cost $2,572,189)                      2,577,798
                                                       ------------
TIME DEPOSIT -- 1.9%
  Brown Brothers Harriman Sweep
       0.030%, 08/02/10              $       50,921         50,921
                                                       ------------
Total Time Deposit
    (Cost $50,921)                                          50,921
                                                       ------------
Total Investments -- 100.0%
  (Cost $2,623,110)                                   $   2,628,719
                                                       ============


PERCENTAGES ARE BASED ON NET ASSETS OF $2,628,516.
* NON-INCOME  PRODUCING SECURITY.
++ REAL ESTATE INVESTMENT TRUST
CL -- CLASS

The summary of inputs used to value the Fund's net assets as of July 31, 2010 is as follows:

                       Level 1        Level 2        Level 3       Total
                   ---------------------------------------------------------
Common Stock       $    2,577,798 $           -  $           - $   2,577,798
Time Deposit                   -          50,921             -       50,921
                   ---------------------------------------------------------
             Total $    2,577,798 $       50,921 $           - $   2,628,719
                   =========================================================


There have been no significant transfers between Level 1 & Level 2.


    The accompanying notes are an integral part of the financial statements.

                                  FAITH SHARES
                 SCHEDULE OF INVESTMENTS o LUTHERAN VALUES FUND
================================================================================

July 31, 2010

SECTOR WEIGHTINGS+ (UNAUDITED)
18.4% Information Technology
16.0% Financials
11.4% Industrials
10.9% Consumer Staples
10.8% Health Care
10.5% Consumer Discretionary
10.0% Energy
3.1%  Materials
3.0%  Utilities
3.0%  Telecommunication Services
2.9%  Time Deposit

+ Percentages based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                        SHARES   MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 97.1%
Consumer Discretionary -- 10.5%
  Gap                                 604 $    10,938
  JC Penney                           482      11,872
  Johnson Controls                    443      12,763
  Kohl's*                             245      11,684
  Limited Brands                      512      13,128
  McDonald's                          184      12,831
  NIKE, Cl B                          172      12,666
  Staples                             584      11,873
  Starbucks                           458      11,381
  Tiffany                             293      12,326
  TJX                                 279      11,584
                                           -----------
                                              133,046
                                           -----------
Consumer Staples -- 10.9%
  Avon Products                       444      13,821
  Campbell Soup                       342      12,278
  Clorox                              191      12,392
  Colgate-Palmolive                   152      12,005
  Estee Lauder, Cl A                  215      13,384
  General Mills                       329      11,252
  HJ Heinz                            275      12,232
  Procter & Gamble                    212      12,966
  Sara Lee                            857      12,675
  Sysco                               413      12,791
  Whole Foods Market*                 316      11,998
                                           -----------
                                              137,794
                                           -----------
Energy -- 10.0%
  Chesapeake Energy                   512      10,767
  Cimarex Energy                      162      11,157
  Denbury Resources*                  747      11,832
  Devon Energy                        180      11,248
  Marathon Oil                        384      12,845
  Newfield Exploration*               228      12,189
  Noble                               413      13,423
  Range Resources                     259       9,614
  Southwestern Energy*                288      10,498
  Spectra Energy                      596      12,391
  Ultra Petroleum*                    246      10,423
                                           -----------
                                              126,387
                                           -----------

--------------------------------------------------------------------------------
DESCRIPTION                             SHARES   MARKET VALUE
--------------------------------------------------------------------------------
Financials -- 16.0%
  Aflac                                   293  $    14,413
  American Express                        305       13,615
  Bank of New York Mellon                 487       12,209
  CME Group, Cl A                          41       11,431
  Comerica                                334       12,812
  Fifth Third Bancorp                     941       11,960
  IntercontinentalExchange*               105       11,090
  KeyCorp                                1,542      13,045
  Lincoln National                        462       12,030
  M&T Bank                                143       12,490
  New York Community Bancorp              791       13,653
  Northern Trust                          252       11,842
  State Street                            341       13,272
  T Rowe Price Group                      254       12,250
  US Bancorp                              556       13,289
  Vornado Realty Trust[]                  161       13,327
                                                -----------
                                                   202,728
                                                -----------
Health Care -- 10.8%
  Aetna                                   418       11,641
  Allergan                                209       12,762
  Baxter International                    301       13,175
  Becton Dickinson                        178       12,246
  Genzyme*                                249       17,320
  Gilead Sciences*                        356       11,862
  Hospira*                                228       11,879
  Johnson & Johnson                       217       12,605
  Life Technologies*                      250       10,748
  Medtronic                               316       11,683
  Waters*                                 178       11,420
                                                -----------
                                                   137,341
                                                -----------
Industrials -- 11.4%
  Cooper Industries                       266       12,010
  CSX                                     233       12,284
  Cummins                                 174       13,852
  Deere                                   216       14,403
  Emerson Electric                        271       13,425
  FedEx                                   164       13,538
  First Solar*                            104       13,047
  Rockwell Automation                     238       12,888
  Rockwell Collins                        220       12,575
  United Parcel Service, Cl B             206       13,390
  WW Grainger                             119       13,329
                                                -----------
                                                   144,741
                                                -----------
Information Technology -- 18.4%
  Adobe Systems*                          387       11,115
  Agilent Technologies*                   395       11,032
  Applied Materials                       979       11,552
  Autodesk*                               450       13,293
  Cisco Systems*                          568       13,104
  Dell*                                   903       11,956
  EMC*                                    662       13,101
  Google, Cl A*                            25       12,121
  Hewlett-Packard                         266       12,247
  Intel                                   595       12,257
  International Business Machines         101       12,968
  Microsoft                               486       12,544
  Motorola*                              1,762      13,197
  Oracle                                  556       13,144

                                  FAITH SHARES
                 SCHEDULE OF INVESTMENTS o LUTHERAN VALUES FUND
================================================================================

--------------------------------------------------------------------------------
                                         SHARES/FACE
DESCRIPTION                                AMOUNT          MARKET VALUE
--------------------------------------------------------------------------------
  Salesforce.com*                                 132 $     13,061
  Seagate Technology*                             825       10,354
  Symantec*                                       852       11,050
  Texas Instruments                               496       12,246
  Xerox                                         1,355       13,198
                                                       ------------
                                                           233,540
                                                       ------------
Materials -- 3.1%
  Air Products & Chemicals                        181       13,137
  Alcoa                                         1,146       12,801
  Lubrizol                                        141       13,182
                                                       ------------
                                                            39,120
                                                       ------------
Telecommunication Services -- 3.0%
  American Tower, Cl A*                           285       13,179
  Crown Castle International*                     326       12,880
  Sprint Nextel*                                2,762       12,622
                                                       ------------
                                                            38,681
                                                       ------------
Utilities -- 3.0%
  PG&E                                            285       12,654
  Public Service Enterprise Group                 381       12,535
  Xcel Energy                                     593       13,040
                                                       ------------
                                                            38,229
                                                       ------------
Total Common Stock (Cost $1,264,707)                      1,231,607
                                                       ------------
TIME DEPOSIT -- 2.9%
  Brown Brothers Harriman Sweep
       0.030%, 08/02/10              $       36,820         36,820
                                                       ------------
Total Time Deposit
    (Cost $36,820)                                          36,820
                                                       ------------
Total Investments -- 100.0%
  (Cost $1,301,527)                                   $   1,268,427
                                                       ============


PERCENTAGES ARE BASED ON NET ASSETS OF $1,268,424.
* NON-INCOME  PRODUCING SECURITY.
++ REAL ESTATE INVESTMENT TRUST
CL -- CLASS

The summary of inputs used to value the Fund's net assets as of July 31, 2010 is as follows:

                       Level 1        Level 2        Level 3       Total
                    ---------------------------------------------------------
Common Stock       $    1,231,607 $           -  $           - $   1,231,607
Time Deposit                   -          36,820             -       36,820
                    ---------------------------------------------------------
             Total $    1,231,607 $       36,820 $           - $   1,268,427
                   ==========================================================


There have been no significant transfers between Level 1 & Level 2.



    The accompanying notes are an integral part of the financial statements.

                                  FAITH SHARES
                SCHEDULE OF INVESTMENTS o METHODIST VALUES FUND
================================================================================

July 31, 2010

SECTOR WEIGHTINGS+ (UNAUDITED)
18.2% Information Technology
15.9% Financials
11.5% Industrials
11.0% Health Care
10.9% Consumer Staples
10.4% Consumer Discretionary
9.2%  Energy
3.7%  Time Deposit\
3.1%  Utilities
3.1%  Materials
3.0%  Telecommunication Services


+ Percentages based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                         SHARES   MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 96.3%
Consumer Discretionary -- 10.4%
  Gap                               1,247 $    22,583
  Johnson Controls                    915      26,361
  Kohl's*                             484      23,082
  Limited Brands                    1,057      27,102
  McDonald's                          362      25,242
  NIKE, Cl B                          355      26,142
  Staples                           1,206      24,518
  Starbucks                           946      23,508
  Starwood Hotels & Resorts
         Worldwide                    544      26,357
  Tiffany                             604      25,410
  TJX                                 576      23,916
                                           -----------
                                              274,221
                                           -----------
Consumer Staples -- 10.9%
  Avon Products                       917      28,546
  Campbell Soup                       740      26,566
  Clorox                              406      26,341
  Colgate-Palmolive                   327      25,827
  Estee Lauder, Cl A                  443      27,577
  General Mills                       680      23,256
  HJ Heinz                            578      25,710
  Kellogg                             468      23,423
  Procter & Gamble                    418      25,565
  Sysco                               894      27,687
  Whole Foods Market*                 653      24,794
                                           -----------
                                              285,292
                                           -----------
Energy -- 9.2%
  Cimarex Energy                      334      23,003
  Denbury Resources*                1,542      24,425
  Devon Energy                        381      23,809
  Marathon Oil                        792      26,492
  Newfield Exploration*               470      25,126
  Noble                               852      27,690
  Range Resources                     534      19,822
  Southwestern Energy*                594      21,651
  Spectra Energy                    1,268      26,362
  Ultra Petroleum*                    524      22,202
                                           -----------
                                              240,582
                                           -----------


--------------------------------------------------------------------------------
DESCRIPTION                                 SHARES         MARKET VALUE
--------------------------------------------------------------------------------
Financials -- 15.9%
  Aflac                                   605  $    29,760
  American Express                        629       28,079
  Bank of New York Mellon                1,006      25,220
  BlackRock, Cl A                         166       26,143
  Charles Schwab                         1,718      25,409
  CME Group, Cl A                          85       23,698
  Comerica                                689       26,430
  IntercontinentalExchange*               216       22,814
  KeyCorp                                3,184      26,937
  Lincoln National                        954       24,842
  M&T Bank                                296       25,852
  Northern Trust                          520       24,435
  State Street                            704       27,400
  T Rowe Price Group                      535       25,803
  US Bancorp                             1,180      28,202
  Vornado Realty Trust[]                  332       27,483
                                                -----------
                                                   418,507
                                                -----------
Health Care -- 11.0%
  Aetna                                   864       24,063
  Allergan                                431       26,317
  Baxter International                    621       27,181
  Becton Dickinson                        368       25,318
  Bristol-Myers Squibb                   1,023      25,493
  Genzyme*                                514       35,754
  Gilead Sciences*                        736       24,523
  Hospira*                                471       24,539
  Johnson & Johnson                       447       25,966
  Medtronic                               679       25,103
  Waters*                                 368       23,611
                                                -----------
                                                   287,868
                                                -----------
Industrials -- 11.5%
  CH Robinson Worldwide                   446       29,079
  Cooper Industries                       549       24,787
  Cummins                                 358       28,500
  Deere                                   445       29,673
  Eaton                                   357       28,010
  Emerson Electric                        560       27,743
  First Solar*                            214       26,846
  Rockwell Automation                     492       26,642
  Tyco International                      690       26,413
  United Parcel Service, Cl B             425       27,625
  WW Grainger                             245       27,443
                                                -----------
                                                   302,761
                                                -----------
Information Technology -- 18.2%
  Adobe Systems*                          799       22,947
  Agilent Technologies*                   815       22,763
  Applied Materials                      1,928      22,750
  Autodesk*                               928       27,413
  Cisco Systems*                         1,120      25,839
  Dell*                                  1,863      24,666
  EMC*                                   1,367      27,053
  Google, Cl A*                            53       25,697
  Hewlett-Packard                         552       25,414
  Intel                                  1,229      25,318
  International Business Machines         200       25,680
  Microsoft                              1,003      25,888
  Motorola*                              3,680      27,563

                                  FAITH SHARES
                SCHEDULE OF INVESTMENTS o METHODIST VALUES FUND
================================================================================

--------------------------------------------------------------------------------
                                             SHARES/FACE
DESCRIPTION                                    AMOUNT     MARKET VALUE
--------------------------------------------------------------------------------
  Oracle                                        1,147 $     27,115
  Paychex                                         923       23,989
  Seagate Technology*                           1,704       21,385
  Texas Instruments                             1,036       25,579
  Xerox                                         2,797       27,243
  Yahoo!*                                       1,696       23,540
                                                       ------------
                                                           477,842
                                                       ------------
Materials -- 3.1%
  Air Products & Chemicals                        374       27,145
  Alcoa                                         2,366       26,428
  Lubrizol                                        291       27,206
                                                       ------------
                                                            80,779
                                                       ------------
Telecommunication Services -- 3.0%
  American Tower, Cl A*                           588       27,189
  Crown Castle International*                     673       26,590
  NII Holdings*                                   685       25,660
                                                       ------------
                                                            79,439
                                                       ------------
Utilities -- 3.1%
  Exelon                                          647       27,064
  PG&E                                            612       27,173
  Xcel Energy                                   1,233       27,114
                                                       ------------
                                                            81,351
                                                       ------------
Total Common Stock (Cost $2,600,262)                      2,528,642
                                                       ------------
TIME DEPOSIT -- 3.7%
  Brown Brothers Harriman Sweep
       0.030%, 08/02/10              $       97,712         97,712
                                                       ------------
Total Time Deposit
    (Cost $97,712)                                          97,712
                                                       ------------
Total Investments -- 100.0%
  (Cost $2,697,974)                                   $   2,626,354
                                                       ============


PERCENTAGES ARE BASED ON NET ASSETS OF $2,626,921.
* NON-INCOME  PRODUCING SECURITY.
++ REAL ESTATE INVESTMENT TRUST
CL -- CLASS

The summary of inputs used to value the Fund's net assets as of July 31, 2010 is as follows:

                       Level 1        Level 2        Level 3       Total
                   ---------------------------------------------------------
Common Stock       $    2,528,642 $           -  $           - $   2,528,642
Time Deposit                   -          97,712             -       97,712
                   ---------------------------------------------------------
             Total $    2,528,642 $       97,712 $           - $   2,626,354
                   =========================================================


There have been no significant transfers between Level 1 & Level 2.




    The accompanying notes are an integral part of the financial statements.

                                  FAITH SHARES
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JULY 31, 2010

===========================================================================================================================
                                            FaithShares    FaithShares    FaithShares   FaithShares    FaithShares
                                              Baptist        Catholic      Christian     Lutheran      Methodist
                                            Values ETF     Values ETF     Values ETF    Values ETF     Values ETF

Assets:
 Cost of Investments                        $ 1,309,578    $   2,680,212  $ 2,623,110   $   1,301,527  $ 2,697,974
                                            -------------- --- ---------- ------------- --- ---------- --------------
 Investments at Value                       $ 1,294,907    $   2,613,286  $ 2,628,719   $   1,268,427  $ 2,626,354
 Dividend and Interest Receivable                   1,045          2,277          1,501           915          2,464
                                            -------------- --- ---------- ------------- --- ---------- --------------
 Total Assets                                   1,295,952      2,615,563      2,630,220     1,269,342      2,628,818
                                            -------------- --- ---------- ------------- --- ---------- --------------
Liabilities:
 Payable due to Investment Adviser                    936          1,890          1,704           918          1,897
                                            -------------- --- ---------- ------------- --- ---------- --------------
 Total Liabilities                                    936          1,890          1,704           918          1,897
                                            -------------- --- ---------- ------------- --- ---------- --------------
 Net Assets                                 $ 1,295,016    $   2,613,673  $ 2,628,516   $   1,268,424  $ 2,626,921
                                            ============== === ========== ============= === ========== ==============
Net Assets Consist of:
 Paid-in Capital                            $ 1,268,956    $   2,652,493  $ 2,565,093   $   1,269,402  $ 2,654,137
 Undistributed Net Investment Income                  377          1,021            506           291          1,103
 Accumulated Net Realized Gain on
  Investments                                      40,354         27,085         57,308        31,831         43,301
 Net Unrealized Appreciation
  (Depreciation) on Investments                   (14,671)       (66,926)         5,609       (33,100)       (71,620)
                                            -------------- --- ---------- ------------- --- ---------- --------------
 Net Assets                                 $ 1,295,016    $   2,613,673  $ 2,628,516   $   1,268,424  $ 2,626,921
                                            ============== === ========== ============= === ========== ==============
 Outstanding Shares of Beneficial Interest
  (unlimited authorization -- no par value)        50,000       100,000         100,000        50,000        100,000
 Net Asset Value per share                         $25.90         $26.14         $26.29        $25.37         $26.27
                                            ============== === ========== ============= === ========== ==============






    The accompanying notes are an integral part of the financial statements.

                                  FAITH SHARES
                            STATEMENTS OF OPERATIONS
                       FOR THE PERIOD ENDED JULY 31, 2010

=======================================================================================================

                                            FaithShares FaithShares FaithShares FaithShares FaithShares
                                              Baptist    Catholic    Christian   Lutheran   Methodist
                                              Values      Values      Values      Values      Values
                                               ETF(1)    ETF(2)    ETF(2)         ETF(1)       ETF(2)
Investment Income:
  Dividend Income                              $ 20,884   $ 26,509    $ 21,469     $ 20,675   $ 28,055
  Interest Income                                     4         16          12            4         15
                                            ----------- ----------- ----------- ----------- -----------
      Total Investment Income                   20,888      26,525      21,481      20,679      28,070
                                            ----------- ----------- ----------- ----------- -----------
  Investment Advisory Fees                      11,584      14,763      12,549      11,504      14,767
                                            ----------- ----------- ----------- ----------- -----------
      Total Expenses                            11,584      14,763      12,549      11,504      14,767
                                            ----------- ----------- ----------- ----------- -----------
  Net Investment Income                          9,304      11,762       8,932       9,175      13,303
                                            ----------- ----------- ----------- ----------- -----------
  Net Realized Gain on:
      Investments(3)                         153,810     179,596     180,901     131,733     197,438
                                            ----------- ----------- ----------- ----------- -----------
  Net Realized Gain on Investments             153,810     179,596     180,901     131,733     197,438
                                            ----------- ----------- ----------- ----------- -----------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
      Investments                              (14,671)    (66,926)      5,609     (33,100)    (71,620)
                                            ----------- ----------- ----------- ----------- -----------
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments              (14,671)    (66,926)      5,609     (33,100)    (71,620)
                                            ----------- ----------- ----------- ----------- -----------
  Net Realized and Unrealized Gain on
    Investments                                139,139     112,670     186,510      98,633     125,818
                                            ----------- ----------- ----------- ----------- -----------
  Net Increase in Net Assets Resulting from
    Operations                              $ 148,443   $ 124,432   $ 195,442   $ 107,808   $ 139,121
                                            =========== =========== =========== =========== ===========

(1) Inception date December 14, 2009.

(2) Inception date December 8, 2009.

(3) Includes realized gains as a result of in-kind transactions. (see Note 5 in Notes to the Financials Statements)





    The accompanying notes are an integral part of the financial statements.

                                  FAITH SHARES
                      STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                        FaithShares      FaithShares      FaithShares          FaithShares     FaithShares
                                           Baptist         Catholic        Christian            Lutheran       Methodist
                                        Values ETF(1)  Values ETF(2)      Values ETF(2)       Values ETF(1)   Values ETF(2)
                                        ---------------- ---------------- ------------------ ---------------- ----------------
                                        Period Ended     Period Ended     Period Ended       Period Ended     Period Ended
                                         July 31, 2010    July 31, 2010    July 31, 2010      July 31, 2010    July 31, 2010
Operations:
  Net Investment Income                     $ 9,304       $ 11,762             $   8,932      $   9,175       $ 13,303
  Net Realized Gain on Investments and
    Foreign Currency Transactions           153,810(3)     179,596(3)            180,901(3)     131,733(3)     197,438(3)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments and
    Foreign Currency Transactions            (14,671)         (66,926)             5,609)         (33,100)         (71,620)
                                        ---------------- ---------------- --- -------------- ---------------- ----------------
  Net Increase in Net Assets Resulting
    from Operations                          148,443          124,432            195,442          107,808          139,121
                                        ---------------- ---------------- --- -------------- ---------------- ----------------
Dividends and Distributions:
  Net Investment Income                       (8,927)         (10,759)            (8,426)          (8,884)         (12,200)
                                        ---------------- ---------------- --- -------------- ---------------- ----------------
  Total Dividends and Distributions           (8,927)         (10,759)            (8,426)          (8,884)         (12,200)
                                        ---------------- ---------------- --- -------------- ---------------- ----------------
Capital Share Transactions:
  Issued In-Kind                           3,943,000        3,870,500          3,781,500        3,933,500        3,873,000
  Redeemed In-Kind                        (2,787,500 )     (1,404,500 )        (1,373,000 )    (2,764,000 )     (1,406,000 )
                                        ---------------- ---------------- --- -------------- ---------------- ----------------
  Increase in Net Assets from Capital
    Share Transactions                    1,155,500        2,466,000          2,408,500        1,169,500        2,467,000
                                        ---------------- ---------------- --- -------------- ---------------- ----------------
  Total Increase in Net Assets            1,295,016        2,579,673          2,595,516        1,268,424        2,593,921
                                        ---------------- ---------------- --- -------------- ---------------- ----------------
Net Assets:
  Beginning of Period                            --           34,000             33,000               --           33,000
                                        ---------------- ---------------- --- -------------- ---------------- ----------------
  End of Period (Includes Undistributed
    net investment income of $377,
    $1,021, $506, $291 and $1,103,
    respectively)                       $ 1,295,016      $ 2,613,673      $ 2,628,516        $ 1,268,424      $ 2,626,921
                                        ================ ================ ================== ================ ================
Share Transactions:
  Issued In-Kind                            150,000          148,640            148,680          150,000          148,680
  Redeemed In-Kind                         (100,000)          (50,000)           (50,000)       (100,000)          (50,000)
                                        ---------------- ---------------- --- -------------- ---------------- ----------------
  Net Increase in Shares Outstanding
    from Share Transactions                   50,000           98,640             98,680           50,000           98,680
                                        ================ ================ === ============== ================ ================

(1) Inception date December 14, 2009.

(2) Inception date December 8, 2009.

(3) Includes realized gains as a result of in-kind transactions. (see Note 5 in Notes to the Financials Statements)


Amounts designated as "--"are $0.



    The accompanying notes are an integral part of the financial statements.

                                  FAITH SHARES
                              FINANCIAL HIGHLIGHTS
================================================================================
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

                              Net
                              Realized                                                                                Ratio of
                              and                                                             Net                     Net
       Net Asset              Unrealized                Distribution                          Assets   Ratio of       Investment
       Value,     Net         Gain (Loss)               from Net       Net Asset              End of   Expenses to    Income to
       Beginning  Investment  on           Total from   Investment     Value, End  Total      Period   Average        Average
       of Period  Income*     Investments  Operations   Income         of Period   Return(1)  (000)    Net Assets     Net Assets
------------------------------------------------------------------------------------------------------------------------------------
FaithShares Baptist Values ETF
Institutional Shares (3)
2010 $ 25 .40    $ 0 .12         $ 0 .50  $    0 .62 $   (0 .12)     $   25 .90    2 .45%    $ 1,295    0 .87%(2)    0 .70%(2)

FaithShares Catholic Values ETF
Institutional Shares (4)
2010 $ 25 .00    $ 0 .12         $ 1 .13  $    1 .25 $   (0 .11)     $   26 .14    4 .99%    $ 2,614    0 .87%(2)    0 .70%(2)

FaithShares Christian Values ETF
Institutional Shares (4)
2010 $ 25 .00    $ 0 .11         $ 1 .29  $    1 .40 $   (0 .11)     $   26 .29    5 .62%    $ 2,629    0 .87%(2)    0 .62%(2)

FaithShares Lutheran Values ETF
Institutional Shares (3)
2010 $ 25 .40    $ 0 .12         $(0 .03) $    0 .09 $   (0 .12)     $   25 .37    0 .36%    $ 1,268    0 .87%(2)    0 .70%(2)

FaithShares Methodist Values ETF
Institutional Shares (4)
2010 $ 25 .00    $ 0 .13         $ 1 .26  $    1 .39 $   (0 .12)     $   26 .27    5 .57%    $ 2,627    0 .87%(2)    0 .79%(2)

                                               Portfolio
                                               Turnover(1)(5)
--------------------------------------------------------------------------------
FaithShares Baptist Values ETF
Institutional Shares (3)                            24%


FaithShares Catholic Values ETF
Institutional Shares (4)                            42%


FaithShares Christian Values ETF
Institutional Shares (4)                            23%


FaithShares Lutheran Values ETF
Institutional Shares (3)                            25%


FaithShares Methodist Values ETF
Institutional Shares (4)                            41%


* Per share data calculated using average shares method.
(1) Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.
(2) Annualized.
(3) Inception date December 14, 2009.
(4) Inception date December 8, 2009.
(5) Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.






    The accompanying notes are an integral part of the financial statements.

                                  FAITH SHARES
                       NOTES TO THE FINANCIAL STATEMENTS
                                 JULY 31, 2010
================================================================================

1. ORGANIZATION

The FaithShares Trust (the "Trust") is a Delaware Statutory Trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company with five investment portfolios: FaithShares Baptist Values Fund, FaithShares Catholic Values Fund, FaithShares Christian Values Fund, FaithShares Lutheran Values Fund, FaithShares Methodist Values Fund (each an "exchange-traded fund", collectively the "Funds" or "ETFs"). The Funds seek to provide investment results that correspond generally to the performance, before fees and expenses, of the Fund's respective Index, each a custom index developed by MSCI Index. The Funds are classified as "non-diversified". This means that each Fund may invest most of its assets in securities of a single issuer than that of a diversified fund. As a result, the performance of that issuer can have substantial impact on the share price. The Funds intend to maintain the required level of diversification so as to qualify as a "regulated investment company" or "RIC" for purposes of the Internal Revenue Code of 1986, as amended. FaithShares Advisors, LLC (the "Adviser"), an Oklahoma Limited Liability Company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the "Board"). The Adviser is responsible for managing the investment activities of the Funds, the Funds' business affairs and other administrative matters.

Shares of each of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value ("NAV"). Each Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called Creation Units ("Creation Units"). Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2.  UNCERTAINTY

As described in note 4, all operating expenses of the Trust are paid directly by FaithShares Advisors, LLC (the Adviser) as part of a unified fee arrangement. Based on the Trust's current asset levels, the investment management fees being paid to the Adviser (as further described in note 4) are not covering the operating expenses of the Funds being paid directly by the Adviser. The Adviser is seeking additional capital investments from multiple sources to enable the Adviser to continue paying all operating expenses of the Trust, as well as market and grow the assets of the Trust. The Adviser is also considering additional actions which may include the merging, reorganization or closing of certain of the Trust's Funds. Moreover, the Board of Trustees of the Trust has the authority to approve the liquidation of each Fund, without a vote of shareholders. The Board also has the authority to retain a successor investment adviser for an interim period not exceeding 150 days. However, the retention of a successor adviser to serve after such interim period is required to be approved by "vote of a majority of the outstanding voting securities," as defined by the Investment Company Act of 1940, of each Fund. These conditions raise substantial doubt about the Funds' ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

3. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

Use of Estimates and Indemnifications -- The preparation of financial statements, in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used). For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market

                                  FAITH SHARES
                       NOTES TO THE FINANCIAL STATEMENTS
                                 JULY 31, 2010
================================================================================

3. SIGNIFICANT ACCOUNTING POLICIES (continued)

value. The prices for foreign
securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level
3). The three levels of the fair value hierarchy are described below:

          o Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

          o Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          o Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the period ended July 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended July 31, 2010 there has been no significant changes to the Funds' fair valuation methodologies.

FEDERAL INCOME TAXES -- It is the Funds' intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not

                                  FAITH SHARES
                       NOTES TO THE FINANCIAL STATEMENTS
                                 JULY 31, 2010
================================================================================

3. SIGNIFICANT ACCOUNTING POLICIES (continued)

deemed to meet the
more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Funds distribute substantially all of their net investment income quarterly. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

CREATION UNITS -- Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $500 to the Adviser. The maximum creation transaction fee for each Fund will be $3,000. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 to the Adviser. The maximum redemption transaction fee for each Fund will be $3,000.

Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

4. AGREEMENTS

INVESTMENT ADVISORY AGREEMENT
The Adviser serves as the investment adviser to the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for making investment decisions for each Fund, and manages the investment portfolios and business affairs of the Funds. For its service to the Funds, under the Advisory Agreement, Funds pay a fee to the Adviser, which is calculated daily and paid monthly at the following rates: 0.87% of the combined daily net assets of the Funds on the first $1.5 Billion, 0.75% on the next $1 billion and 0.65% exceeding $2.5 billion. In addition, the Adviser pays all expenses of each Fund other than the management fee, distribution fees pursuant to the Fund's Distribution and Service Plan, if any, brokerage expenses, acquired fund fees and expenses and other extraordinary expenses. The Adviser intends to donate 10% of the net income it derives from each Fund to a charitable organization selected by such Fund, and whose mission is aligned with the moral and social beliefs of the faith represented by each Fund.

                                  FAITH SHARES
                       NOTES TO THE FINANCIAL STATEMENTS
                                 JULY 31, 2010
================================================================================

4. AGREEMENTS (continued)

DISTRIBUTION AGREEMENT
SEI Investments Distribution Co. ("SIDCO") serves as each Fund's underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to purchase shares in Creation Unit Aggregations and transmits such orders to the Trust's custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. SIDCO bears the following costs and expenses relating to the distribution of shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Trust has adopted a Distribution and Service Plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the first twelve months of operations, no fees will be charged by the Distributor under the Plan and the Plan will only be implemented with the approval of the Board.

ADMINISTRATOR, CUSTODIAN, FUND ACCOUNTANT AND TRANSFER AGENT
SEI Investments Global Funds Services (the "Administrator") serves as the Funds' Administrator pursuant to an Administration Agreement. Brown Brothers Harriman Co. (the "Custodian" and "Transfer Agent") serves as the Funds' Custodian and Transfer Agent pursuant to a Custody Agreement and Transfer Agency and Services Agreement. The Adviser of the Funds pays these fees.

5. INVESTMENT TRANSACTIONS

For the period ended July 31, 2010, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

                                                      Sales and
                                     Purchases        Maturities
                                  ---------------  ---------------
FaithShares Baptist Values ETF   $        498,111  $       544,376
FaithShares Catholic Values ETF         1,082,480        1,060,268
FaithShares Christian Values ETF          526,433          532,289
FaithShares Lutheran Values ETF           514,188          559,304
FaithShares Methodist Values ETF        1,047,687        1,083,239


For the period ended July 31, 2010, in-kind transactions associated with creations and redemptions were:

                                                         Net realized gain
                                             Sales and   (loss) on in-kind
                                 Purchases   Maturities    transactions
                                 ----------- ----------- -----------------
FaithShares Baptist Values ETF   $ 3,922,473  $ 2,757,971      $ 113,456
FaithShares Catholic Values ETF    3,789,394    1,358,279        152,493
FaithShares Christian Values ETF   3,729,281    1,332,136        121,246
FaithShares Lutheran Values ETF    3,912,932    2,734,843         99,902
FaithShares Methodist Values ETF   3,801,928    1,363,552        154,137


There were no purchases or sales of long-term U.S. Government securities by the Funds.

                                  FAITH SHARES
                       NOTES TO THE FINANCIAL STATEMENTS
                                 JULY 31, 2010
================================================================================

6. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

In accordance with accounting pronouncements, the Funds have recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Funds. The following differences, primarily attributable to redemptions in kind, have been reclassified to/from the following accounts during the fiscal period ended July 31, 2010.

                                           Undistributed
                                                 Net     Accumulated
                                 Paid-in    Investment   Net Realized
FaithShares Funds                Capital      Income          Loss
-------------------------------- --------- ------------- ------------
FaithShares Baptist Values ETF   $ 113,456       $ --      $(113,456)
FaithShares Catholic Values ETF   152,493          18       (152,511)
FaithShares Christian Values ETF  123,593          --       (123,593)
FaithShares Lutheran Values ETF    99,902          --        (99,902)
FaithShares Methodist Values ETF  154,137          --       (154,137)


The tax character of dividends and distributions paid during the last fiscal period were as follows:

                                           Ordinary    Long-Term
FaithShares Funds                           Income     Capital Gain     Totals
---------------------------------          ----------- ------------    ---------
 FaithShares Baptist Values ETF
                                  2010 $         8,927 $   --       $      8,927
 FaithShares Catholic Values ETF
                                  2010 $        10,759 $   --       $     10,759
 FaithShares Christian Values ETF
                                  2010 $         8,426 $   --       $      8,426
 FaithShares Lutheran Values ETF
                                  2010 $         8,884 $   --       $      8,884
 FaithShares Methodist Values ETF
                                  2010 $        12,200 $   --       $     12,200


As of July 31, 2010, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

                                                                  FaithShares Funds
                              ---------------- --- -------------- --------------------- -------------- --- --------------
                                FaithShares        FaithShares        FaithShares       FaithShares        FaithShares
                              Baptist Values         Catholic          Christian         Lutheran          Methodist
                                    ETF            Values ETF         Values ETF        Values ETF         Values ETF
                              ---------------- --- -------------- --- ------------- --- -------------- --- --------------
Undistributed Ordinary Income $        40,731         $   29,486  $          57,814 $          32,122  $          45,998
Unrealized Appreciation
     (Depreciation)                   (14,671)           (68,306)             5,609           (33,100)           (73,214)
                              ---------------- --- -------------- --- ------------- --- -------------- --- --------------
Total Distributable Earnings
     (Accumulated Losses)     $        26,060         $  (38,820) $          63,423 $            (978) $         (27,216)
                              ================ === ============== === ============= === ============== === ==============


                                  FAITH SHARES
                       NOTES TO THE FINANCIAL STATEMENTS
                                 JULY 31, 2010
================================================================================

6. TAX INFORMATION (continued)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future gains. As of July 31, 2010, the Funds had no capital loss carryforwards.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at July 31, 2010 were as follows:

                                                     Aggregated   Aggregated
                                                         Gross        Gross      Net Unrealized
                                     Federal Tax      Unrealized   Unrealized     Appreciation
FaithShares Funds                        Cost        Appreciation Depreciation   (Depreciation)
-------------------------------- --- ----------- --- ------------ -------------- --------------
FaithShares Baptist Values ETF   $    1,309,578  $        51,917  $     (66,588)  $  (14,671)
FaithShares Catholic Values ETF       2,681,592           88,599       (156,905)     (68,306)
FaithShares Christian Values ETF      2,623,110           82,495        (76,886)       5,609
FaithShares Lutheran Values ETF       1,301,527           44,168        (77,268)     (33,100)
FaithShares Methodist Values ETF      2,699,568           84,719       (157,933)     (73,214)

7. CONCENTRATION OF RISKS

The Funds assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating its assets in a particular industry or group of industries, the Funds are subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Funds to a greater extent than if the Funds' net assets were invested in a wider variety of industries.

8. OTHER

At July 31, 2010, 100% of total shares outstanding were held by one Authorized Participant each for the FaithShares Baptist Values Fund, FaithShares Catholic Values Fund, FaithShares Christian Values Fund, FaithShares Lutheran Values Fund and FaithShares Methodist Values Fund.

9. SUBSEQUENT EVENT

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

                                  FAITH SHARES
            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

The Board of Trustees and Shareholders of FaithShares Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the FaithShares Baptist Values Fund ETF, FaithShares Catholic Values Fund ETF, FaithShares Christian Values Fund ETF, FaithShares Lutheran Values Fund ETF, and FaithShares Methodist Values Fund ETF (each a "Fund" and collectively the "Funds") as of July 31, 2010, and the related statements of operations and changes in net assets and the financial highlights for the period from inception (December 8, 2009 and December 14, 2009, as applicable) through the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2010, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned funds comprising FaithShares Trust as of July 31, 2010, and the results of their operations, the changes in their net assets and the financial highlights for the period from inception (December 8, 2009 and December 14, 2009, as applicable) through the period then ended, in conformity with U.S. generally accepted accounting principles.

The accompanying financial statements have been prepared assuming that the Funds will continue as a going concern. As discussed in note 2 to the financial statements, the Funds have a unified fee arrangement and are dependent on the operations of the Funds' investment adviser, FaithShares Advisors, LLC, to pay all operating expenses of the Funds. FaithShares Advisors, LLC is experiencing financial challenges and seeking additional sources of financing. These conditions raise substantial doubt about the Funds' ability to continue as a going concern. Management's plans in regard to the Funds are also described in note 2. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

                                                  /s/ KPMG LLP



Philadelphia, Pennsylvania
October 8, 2010

                                  FAITH SHARES
                    DISCLOSURE OF FUND EXPENSES (UNAUDITED)
================================================================================

All funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Funds under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                  FAITH SHARES
                    DISCLOSURE OF FUND EXPENSES (UNAUDITED)

=========================================================================================

                                   Beginning       Ending                      Expenses
                                   Account         Account          Annualized   Paid
                                    Value            Value           Expense     During
                                   2/1/2010        7/31/2010         Ratios     Period(1)
-------------------------------- ----------- ---------------------- ---------- -----------
FaithShares Baptist Values ETF
-------------------------------- ----------- ---------------------- ---------- -----------
     Actual Fund Return            $1,000.00      $1,051.00            0.87%      $4.42
     Hypothetical 5% Return         1,000.00       1,020.48            0.87        4.36
-------------------------------- ----------- ---------------------- ---------- -----------
FaithShares Catholic Values ETF
-------------------------------- ----------- ---------------------- ---------- -----------
     Actual Fund Return             1,000.00       1,042.10            0.87        4.41
     Hypothetical 5% Return         1,000.00       1,020.48            0.87        4.36
-------------------------------- ----------- ---------------------- ---------- -----------
FaithShares Christian Values ETF
-------------------------------- ----------- ---------------------- ---------- -----------
     Actual Fund Return             1,000.00       1,048.90             0.87        4.42
     Hypothetical 5% Return         1,000.00       1,020.48             0.87        4.36
-------------------------------- ----------- ---------------------- ---------- -----------
FaithShares Lutheran Values ETF
-------------------------------- ----------- ---------------------- ---------- -----------
     Actual Fund Return             1,000.00       1,031.90             0.87        4.38
     Hypothetical 5% Return         1,000.00       1,020.48             0.87        4.36
-------------------------------- ----------- ---------------------- ---------- -----------
FaithShares Methodist Values ETF
-------------------------------- ----------- ---------------------- ---------- -----------
     Actual Fund Return             1,000.00       1,048.80             0.87        4.42
     Hypothetical 5% Return         1,000.00       1,020.48             0.87        4.36
-------------------------------- ----------- ---------------------- ---------- -----------

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the actual time the Fund was operational).

                                  FAITH SHARES
                      SUPPLEMENTAL INFORMATION (UNAUDITED)
================================================================================

Net asset value, or "NAV", is the price per share at which the Funds issue and redeem shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds' NAV is calculated. The Funds' Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their Funds holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Funds. The information shown is for the full calendar quarter completed after the inception date through the date of the most recent calendar quarter end.

Each line in the table shows the number of trading days in which the Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

FaithShares Baptist Values ETF
====================================== ========= =================
                                       Number of Percentage of
Premium/Discount Range                    Days    Total Days
====================================== ========= =================
Greater than 3.5%                           0               0.00 %
Greater than 3.0% and Less than 3.5%        0               0.00
Greater than 2.0% and Less than 2.5%        0               0.00
Greater than 1.5% and Less than 2.0%        0               0.00
Greater than 1.0% and Less than 1.5%        0               0.00
Greater than 0.5% and Less than 1.0%        0               0.00
Between 0.5% and -0.5%                     121             98.37
Less than -0.5% and Greater than -1.0%      2               1.63
Less than -1.0% and Greater than -1.5%      0               0.00
Less than -1.5% and Greater than -2.0%      0               0.00
Less than -2.0% and Greater than -2.5%      0               0.00
Less than -2.5% and Greater than -3.0%      0               0.00
Less than -3.0% and Greater than -3.5%      0               0.00
Less than -3.5% and Greater than -4.0%      0               0.00
Less than -4.0% and Greater than -4.5%      0               0.00
Less than -4.5% and Greater than -5.0%      0               0.00
                                       ========= =================
Total                                      123           100.00 %
                                       ========= =================

                                  FAITH SHARES
                      SUPPLEMENTAL INFORMATION (UNAUDITED)
================================================================================

FaithShares Catholic Values ETF
====================================== ========= =================
                                       Number of Percentage of
Premium/Discount Range                    Days    Total Days
====================================== ========= =================
Greater than 3.5%                           0               0.00 %
Greater than 3.0% and Less than 3.5%        0               0.00
Greater than 2.0% and Less than 2.5%        0               0.00
Greater than 1.5% and Less than 2.0%        0               0.00
Greater than 1.0% and Less than 1.5%        0               0.00
Greater than 0.5% and Less than 1.0%        0               0.00
Between 0.5% and -0.5%                     123           100.00
Less than -0.5% and Greater than -1.0%      0               0.00
Less than -1.0% and Greater than -1.5%      0               0.00
Less than -1.5% and Greater than -2.0%      0               0.00
Less than -2.0% and Greater than -2.5%      0               0.00
Less than -2.5% and Greater than -3.0%      0               0.00
Less than -3.0% and Greater than -3.5%      0               0.00
Less than -3.5% and Greater than -4.0%      0               0.00
Less than -4.0% and Greater than -4.5%      0               0.00
Less than -4.5% and Greater than -5.0%      0               0.00
                                       ========= =================
Total                                      123           100.00 %


====================================== ========= =================
FaithShares Christian Values ETF
====================================== ========= =================
                                       Number of Percentage of
Premium/Discount Range                    Days    Total Days
====================================== ========= =================
Greater than 3.5%                           0               0.00 %
Greater than 3.0% and Less than 3.5%        0               0.00
Greater than 2.0% and Less than 2.5%        0               0.00
Greater than 1.5% and Less than 2.0%        0               0.00
Greater than 1.0% and Less than 1.5%        0               0.00
Greater than 0.5% and Less than 1.0%        0               0.00
Between 0.5% and -0.5%                     123           100.00
Less than -0.5% and Greater than -1.0%      0               0.00
Less than -1.0% and Greater than -1.5%      0               0.00
Less than -1.5% and Greater than -2.0%      0               0.00
Less than -2.0% and Greater than -2.5%      0               0.00
Less than -2.5% and Greater than -3.0%      0               0.00
Less than -3.0% and Greater than -3.5%      0               0.00
Less than -3.5% and Greater than -4.0%      0               0.00
Less than -4.0% and Greater than -4.5%      0               0.00
Less than -4.5% and Greater than -5.0%      0               0.00
                                       ========= =================
Total                                      123           100.00 %
                                       ========= =================

                                  FAITH SHARES
                      SUPPLEMENTAL INFORMATION (UNAUDITED)
================================================================================

FaithShares Lutheran Values ETF
====================================== ========= =================
                                       Number of Percentage of
Premium/Discount Range                    Days    Total Days
====================================== ========= =================
Greater than 3.5%                           0               0.00 %
Greater than 3.0% and Less than 3.5%        0               0.00
Greater than 2.0% and Less than 2.5%        0               0.00
Greater than 1.5% and Less than 2.0%        0               0.00
Greater than 1.0% and Less than 1.5%        0               0.00
Greater than 0.5% and Less than 1.0%        3               2.44
Between 0.5% and -0.5%                     118             95.93
Less than -0.5% and Greater than -1.0%      2               1.63
Less than -1.0% and Greater than -1.5%      0               0.00
Less than -1.5% and Greater than -2.0%      0               0.00
Less than -2.0% and Greater than -2.5%      0               0.00
Less than -2.5% and Greater than -3.0%      0               0.00
Less than -3.0% and Greater than -3.5%      0               0.00
Less than -3.5% and Greater than -4.0%      0               0.00
Less than -4.0% and Greater than -4.5%      0               0.00
Less than -4.5% and Greater than -5.0%      0               0.00
                                       ========= =================
Total                                      123           100.00 %
                                       ========= =================


FaithShares Methodist Values ETF
====================================== ========= =================
                                       Number of Percentage of
Premium/Discount Range                    Days    Total Days
====================================== ========= =================
Greater than 3.5%                           0               0.00 %
Greater than 3.0% and Less than 3.5%        0               0.00
Greater than 2.0% and Less than 2.5%        0               0.00
Greater than 1.5% and Less than 2.0%        0               0.00
Greater than 1.0% and Less than 1.5%        0               0.00
Greater than 0.5% and Less than 1.0%        0               0.00
Between 0.5% and -0.5%                     123           100.00
Less than -0.5% and Greater than -1.0%      0               0.00
Less than -1.0% and Greater than -1.5%      0               0.00
Less than -1.5% and Greater than -2.0%      0               0.00
Less than -2.0% and Greater than -2.5%      0               0.00
Less than -2.5% and Greater than -3.0%      0               0.00
Less than -3.0% and Greater than -3.5%      0               0.00
Less than -3.5% and Greater than -4.0%      0               0.00
Less than -4.0% and Greater than -4.5%      0               0.00
Less than -4.5% and Greater than -5.0%      0               0.00
                                       ========= =================
Total                                      123           100.00 %
                                       ========= =================

                                  FAITH SHARES
                 TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

=========================================================================================================

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional
Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-877-FAITH-55. The following chart lists Trustees and Officers as of July 31, 2010.

                                                                         Number of
                                                                         Portfolios in
                                                                         Fund
                                     Term of Office  Principal           Complex       Other
Name, Address,     Position(s) Held  and Length of   Occupation(s)       Overseen By   Directorships held
and Age            with the Trust    Time Served (1) During Past 5 Years Trustee       by Trustee
------------------ ----------------- --------------- ------------------- ------------- ------------------
Thompson S.        Trustee,          Since 2009      Phillps Capital            5      None
Phillips, Jr.      President and                     Advisors 1990 to
3555 Northwest     Treasurer                         Present --
58th Street                                          Founder;
Suite 600                                            T.S. Phillips
Oklahoma City, OK                                    Investments, Inc.
73112                                                2004 -- Present --
(58 years old)                                       President and
                                                     Founder;
                                                     FaithShares
                                                     Advisors, LLC 2009
                                                     to Present --
                                                     President and
                                                     Portfolio Manager
------------------ ----------------- --------------- ------------------- ------------- ------------------
J. Garrett Stevens Trustee, Chief    Since 2009      Phillips Capital           5      None
3555 Northwest     Executive Officer                 Advisors 2001 --
58th Street        and Secretary                     Present -- Vice
Suite 410                                            President;
Oklahoma City, OK                                    T.S. Phillips
73112                                                Investments, Inc.
(30 years old)                                       2001 to Present --
                                                     Vice President;
                                                     FaithShares
                                                     Advisors, LLC 2009
                                                     to Present -- Chief
                                                     Executive Officer
                                                     and Portfolio
                                                     Manager
------------------ ----------------- --------------- ------------------- ------------- ------------------




                                       35

                                  FAITH SHARES
                 TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
==========================================================================================================
                                                                           Number of
                                                                           Portfolios in
                                                                           Fund
                                      Term of Office  Principal            Complex       Other
Name, Address,       Position(s) Held and Length of   Occupation(s)        Overseen By   Directorships held
and Age              with the Trust   Time Served (1) During Past 5 Years  Trustee       by Trustee
------------------ ------------------ --------------- -------------------- ------------- ------------------
Nancy Bainbridge     Trustee          Since 2009      Commercial Federal   5             None
c/o FaithShares                                       Bank -- Vice-
Trust                                                 President May 2002-
3555 Northwest                                        March 2005; Spirit
58th Street                                           Bank- Senior Vice-
Suite 410                                             President March
Oklahoma City, OK                                     2005-March 2010,
73112                                                 Senior Vice-
(54 years old)                                        President Bank 2
                                                      March 2010 --
                                                      Present
------------------ ------------------ --------------- -------------------- ------------- ------------------
Thomas C. Burgin     Trustee          Since 2009      T.C. Burgin, CPA,    5             Director of the
c/o FaithShares                                       PC- President 1991-                South Oklahoma
Trust                                                 Present                            Chamber of
3555 Northwest                                                                           Commerce
58th Street
Suite 410
Oklahoma City, OK
73112
(59 years old)
------------------ ------------------ --------------- -------------------- ------------- ------------------
Dr. Adrian E. Cole   Trustee          Since 2009      New Covenant         5             Director of
c/o FaithShares                                       United Methodist                   Oklahoma Federal
Trust                                                 Church 1996-                       Credit Union
3555 Northwest                                        Present-Senior
58th Street                                             Minister
Suite 410
Oklahoma City, OK
73112
(58 years old)
------------------ ------------------ --------------- -------------------- ------------- ------------------
Steven McConnell     Trustee          Since 2009      DeBee Gilchrist --   5             None
c/o FaithShares                                       Attorney 2004-2006
Trust                                                 Legacy Bank-
3555 Northwest                                        Corporate Counsel
58th Street                                           & Senior Trust
Suite 410                                             Officer 2006-Present
Oklahoma City, OK
73112
(42 years old)


                                       36




                                  FAITH SHARES
                 TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
=================================================================================================================

                                      Term of Office
Name, Address,    Position(s) Held    and Length of   Principal Occupation(s) During Past 5   Other Directorships
and Age           with the Trust      Time Served (1) Years                                   held
----------------- ------------------- --------------- --------------------------------------- -------------------
Stephen F. Panner Assistant Treasurer Since 2009      Fund Accounting Director of the SEI     None.
SEI Investments                                       Investments Global Fund Services, 2005-
Company                                               present. Fund Administration Manager,
One Freedom                                           Old Mutual Fund Services, 2000-2005.
Valley Drive                                          Chief Financial Officer, Controller and
Oaks, PA 19456                                        Treasurer, PBHG Funds and PBHG
(40 years old)                                        Insurance Series Fund, 2004-2005.
                                                      Assistant Treasurer, PBHG Funds and
                                                      PBHG Insurance Series Fund, 2000-2004.
                                                      Assistant Treasurer, Old Mutual Fund
                                                      Advisors Fund, 2004-2005.
----------------- ------------------- --------------- --------------------------------------- -------------------
Carolyn Mead      Assistant Secretary Since 2009      Counsel at SEI Investments since 2007.  None.
SEI Investments                                       Associate at Stradley, Ronon, Stevens &
Company                                               Young from 2004 to 2007. Counsel at ING
One Freedom                                           Variable Annuities from 1999 to 2002.
Valley Drive
Oaks, PA 19456
(52 years old)


(1)Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent, or is removed.

                                  FAITH SHARES
                       NOTICE TO SHAREHOLDERS (UNAUDITED)

====================================================================================================================================

For shareholders that do not have an July 31, 2010, tax year end, this notice is for informational purposes only. For shareholders with an July 31, 2010, tax year end, please consult your tax advisor as to the pertinence of this notice.
For the fiscal year ended July 31, 2010, the Fund is designating the following items with regard to distributions paid during the year.

                                                               Dividends
                                                               Qualifying
                                                              For Corporate
                      Long Term     Ordinary                   Dividend      Qualifying  U.S.          Qualified    Qualified
                      Capital Gain   Income        Total       Receivable    Dividend    Government    Interest     Short-Term
                      Distribution Distribution Distributions Deduction (1)  Income (2)  Interest (3)  Income (4)   Capital Gain (5)
------------------------------------------------------------------------------------------------------------------------------------
FaithShares Baptist
Values ETF                0.00%       100.00%      100.00%        41.69%        41.09%      0.00%         0.01%           0.00%
FaithShares Catholic
Values ETF                0.00%       100.00%      100.00%        65.34%        62.96%      0.00%         0.03%           0.00%
FaithShares Christian
Values ETF                0.00%       100.00%      100.00%        31.41%        32.41%      0.00%         0.02%           0.00%
FaithShares Lutheran
Values ETF                0.00%       100.00%      100.00%        49.97%        49.34%      0.00%         0.01%           0.00%
FaithShares Methodist
Values ETF                0.00%       100.00%      100.00%        47.81%        45.62%      0.00%         0.02%           0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of these Funds who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors. This provision of the Internal Revenue Code will be expiring for tax years beginning after December 31, 2009.

(5) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the Internal Revenue Code will be expiring for tax years beginning after December 31, 2009.

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2010. Complete information will be computed and reported with year 2010 Form 1099-DIV.

                                  FAITH SHARES
                                     NOTES
================================================================================

                                 [LOGO OMITTED]
                                  FAITH SHARES

                    3555 Northwest 58(th) Street, Suite 410
                         Oklahoma City, Oklahoma 73112


                              INVESTMENT ADVISER:
                           FaithShares Advisors, LLC
                    3555 Northwest 58(th) Street, Suite 410
                         Oklahoma City, Oklahoma 73112


                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456


                                 LEGAL COUNSEL:
                          Morgan, Lewis & Bockius LLP
                           1111 Pennsylvania Ave, NW
                              Washington, DC 20004


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                    KPMG LLP
                               1601 Market Street
                             Philadelphia, PA 19103


This information must be preceded or accompanied by a current prospectus for the Funds.



FSF--AR-001-0100

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, adopted by the registrant and applicable to the registrant's principal executive officer and principal financial officer, was in effect during the entire period covered by this report. A copy of the code of ethics dated October 20, 2010 is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant's board of trustees has determined that Thomas C. Burgin, member of the registrant's Audit Committee, is an "audit committee financial expert" and is "independent" as that term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)-(d) Aggregate fees billed to registrant for the fiscal year ended July 31, 2010 for professional services rendered by registrant's principal accountant were as follows:


                                                2010
          --------------------------------------------------
          (a)   Audit Fees              $101,000
          --------------------------------------------------
          (b)   Audit-Related Fees      $0
          --------------------------------------------------
          (c)   Tax Fees                $0
          --------------------------------------------------
          (d)   All Other Fees          $0


Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.

All Other Fees include amounts billed for products and services other than those disclosed in paragraphs (a) through (c) of this Item.

(e)(1) The registrant's Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the "Policy"), which requires the registrant's Audit Committee to pre-approve all audit and non-audit services provided by the principal accountant to the registrant. The Policy also requires the Audit Committee to pre-approve any engagement of the principal accountant to provide non-audit services to the registrant's investment adviser, if the services relate directly to the registrant's operations and financial reporting.

(e)(2) No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed by registrant's principal accountant for non-audit services rendered to the registrant, for non-audit services rendered to the registrant's investment adviser, and for non-audit services rendered to entities controlled by the adviser for the last fiscal year was $0.

(h) During the past fiscal year, all non-audit services provided by registrant's principal accountant to either registrant's investment adviser or to any entity controlling, controlled by, or under common control with registrant's investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant's board of trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Items 12. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached. (Ex.99A).

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a -2(a)), are filed herewith.(Ex.99B) (a)(3) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a -2(b)) are filed herewith ..(Ex.99C)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                             FaithShares Trust

By (Signature and Title)*                          /s/ J. Garrett Stevens
                                                   -----------------------------
                                                   J. Garrett Stevens
                                                   Chief Executive Officer
Date: October 12, 2010



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*                          /s/ J. Garrett Stevens
                                                   -----------------------------
                                                   J. Garrett Stevens
                                                   Chief Executive Officer
Date: October 12, 2010


By (Signature and Title)*                          /s/ Thompson S. Phillips, Jr.
                                                   -----------------------------
                                                   Thompson S. Phillips, Jr.
                                                   Treasurer
Date: October 12, 2010



* Print the name and title of each signing officer under his or her signature.